Condensed Combined Debtors Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Combined Debtors Financial Statements
Schedule of condensed combined debtors financial statements

PACIFIC DRILLING S.A. (DEBTOR IN POSSESSION) AND CERTAIN SUBSIDIARIES

Condensed Combined Statements of Operations

(in thousands)

Year Ended
December 31, 2017
Revenues
Contract drilling	$308,647
Costs and expenses
Operating expenses	(233,193)
General and administrative expenses	(81,337)
Depreciation expense	(278,845)
(593,375)
Operating loss	(284,728)
Other expense
Interest expense	(178,848)
Write-off of deferred financing costs	(30,846)
Reorganization items	(6,474)
Other expense	(5,333)
Loss before income taxes	(506,229)
Income tax expense	(12,340)
Net loss	$(518,569)

PACIFIC DRILLING S.A. (DEBTOR IN POSSESSION) AND CERTAIN SUBSIDIARIES

Condensed Combined Balance Sheets

(in thousands)

December 31,
2017
Assets:
Cash and cash equivalents	$305,489
Restricted cash	8,500
Accounts receivable, net	40,466
Intercompany receivable	96,488
Materials and supplies	87,332
Deferred costs, current	14,892
Prepaid expenses and other current assets	14,146
Total current assets	567,313
Property and equipment, net	4,651,710
Intercompany loan receivable	27,021
Long-term receivable	202,575
Other assets	30,892
Total assets	$5,479,511
Liabilities and shareholders’ equity:
Accounts payable	$10,412
Intercompany payable	5,867
Accrued expenses	26,688
Accrued interest	6,088
Deferred revenue, current	23,514
Total current liabilities	72,569
Deferred revenue	12,973
Other long-term liabilities	32,321
Total liabilities not subject to compromise	117,863
Liabilities subject to compromise	3,151,010
Shareholders’ equity	2,210,638
Total liabilities and shareholders’ equity	$5,479,511

PACIFIC DRILLING S.A. (DEBTOR IN POSSESSION) AND CERTAIN SUBSIDIARIES

Condensed Combined Statement of Cash Flows

(in thousands)

Year Ended
December 31, 2017
Cash flow from operating activities:
Net loss	$(518,569)
Adjustments to reconcile net loss to net cash used in operating activities	408,344
Net cash used in operating activities	(110,225)
Cash flow from investing activities:
Capital expenditures	(36,645)
Purchase of available-for-sale securities	(6,000)
Net cash used in investing activities	(42,645)
Cash flow from financing activities:
Net payments for shares issued under share-based compensation plan	(199)
Payments on long-term debt	(146,473)
Payments for financing costs	(4,530)
Net cash used in financing activities	(151,202)
Decrease in cash and cash equivalents	(304,072)
Cash, cash equivalents and restricted cash, beginning of period	618,061
Cash, cash equivalents and restricted cash, end of period	$313,989